UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 16, 2006 to September 15, 2006


Commission File Number of issuing entity:  333-132001-01


                           GS AUTO LOAN TRUST 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001


                    GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)


                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6577765
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 15, 2006 a distribution was made to Noteholders of GS Auto Loan Trust 2006-1.

         The  distribution  report is attached  as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Report distributed to Noteholders of GS Auto Loan Trust 2006-1 relating to the September 15, 2006 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Goldman Sachs Asset Backed Securities Corp.
                                ------------------------------------------
                                (Depositor)

                      By:       /s/ Curtis Probst
                                ------------------
                      Name:     Curtis Probst
                      Title:    Vice President

                      Date:     September 22, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2006-1 relating to the September 15, 2006 distribution.


                                     EX-99.1
                        GS Auto Loan Trust Series 2006-1
                               September 15, 2006

                                Table of Contents
                                                                         Page
     Distribution Report ................................................. 2
     Factor Report ....................................................... 2
     Delinquency Group Total Report ...................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmorgan.com

                                                GS Auto Loan Trust Series 2006-1
                                                       September 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                       REALIZED     DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       228,000,000.00   199,495,281.64    29,008,027.58      947,245.44    29,955,273.02     0.00        0.00      170,487,254.06
A2       184,036,000.00   184,036,000.00             0.00      838,897.43       838,897.43     0.00        0.00      184,036,000.00
A3       243,435,000.00   243,435,000.00             0.00    1,089,371.63     1,089,371.63     0.00        0.00      243,435,000.00
A4       125,369,000.00   125,369,000.00             0.00      562,071.02       562,071.02     0.00        0.00      125,369,000.00
B         30,562,000.00    30,562,000.00             0.00      142,622.67       142,622.67     0.00        0.00       30,562,000.00
C         21,523,000.00    21,523,000.00             0.00      104,924.62       104,924.62     0.00        0.00       21,523,000.00
D         15,926,000.00    15,926,000.00             0.00       82,947.92        82,947.92     0.00        0.00       15,926,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   848,851,000.00   820,346,281.64    29,008,027.58    3,768,080.73    32,776,108.31     0.00        0.00      791,338,254.06
-----------------------------------------------------------------------------------------------------------------------------------
CERT               0.00             0.00             0.00            0.00             0.00     0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              INTEREST
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         40052KAA6     874.97930544    127.22819114      4.15458526    131.38277640       747.75111430          5.514050%
A2         40052KAB4   1,000.00000000      0.00000000      4.55833332      4.55833332     1,000.00000000          5.470000%
A3         40052KAC2   1,000.00000000      0.00000000      4.47500002      4.47500002     1,000.00000000          5.370000%
A4         40052KAD0   1,000.00000000      0.00000000      4.48333336      4.48333336     1,000.00000000          5.380000%
B          40052KAE8   1,000.00000000      0.00000000      4.66666678      4.66666678     1,000.00000000          5.600000%
C          40052KAF5   1,000.00000000      0.00000000      4.87499977      4.87499977     1,000.00000000          5.850000%
D          40052KAG3   1,000.00000000      0.00000000      5.20833354      5.20833354     1,000.00000000          6.250000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   966.41964448     34.17328551      4.43903669     38.61232220       932.24635897
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS Auto Loan Trust Series 2006-1
                                                      September 15, 2006

                                                Beginning Collection Period                                       08/01/06
                                                Ending Collection Period                                          08/31/06
                                                Beginning Interest Accrual Period                                 08/15/06
                                                Ending Interest Accrual Period                                    09/14/06
                                                Record Date                                                       09/14/06
                                                Payment Date                                                      09/15/06
                                                Servicing Days in Period                                                31

Collections on the Receivables for the Collection Period
        Collections of Installment Principal                                                                 15,582,895.54
        Collections Attributable to Accounts Paid in Full                                                    12,779,250.27
        Principal Amount of Repurchases                                                                               0.00
        Recoveries on Loss Accounts                                                                             122,570.64
                Subtotal Principal                                                                           28,484,716.45
        Collections of Interest                                                                               5,020,794.89
        Collections of Interest - Repurchased                                                                         0.00
                Subtotal Interest                                                                             5,020,794.89
        Total Collections                                                                                    33,505,511.34

Available Funds
        Payments Collected Attributed to Principal                                                           15,582,895.54
        Accounts Paid in Full                                                                                12,779,250.27
        Recoveries on Loss Amounts                                                                              122,570.64
        Repurchased Receivables - Principal Portion                                                                   0.00
        Payments Collected Attributable to Interest                                                           5,020,794.89
        Repurchased Receivables - Interest Portion                                                                    0.00
        Receivables Servicer Supplement Payment Amount                                                                0.00
        Total Available Funds                                                                                33,505,511.34

Pool Information
        Beginning Number of Accounts                                                                                51,490
        Beginning Pool Balance                                                                              832,651,090.66
        Beginning Pool Balance per $1,000 Original Principal Balance                                                967.18
        Ending Number of Accounts                                                                                   50,583
        Ending Pool Balance                                                                                 804,038,861.40
        Ending Pool Balance per $1,000 Original Principal Balance                                                   933.95
        Weighted Average APR                                                                                         7.34%
        Weighted Average Remaining Term (months)                                                                     53.28

Fees
        Net Servicing Fee Due                                                                                   728,569.70
        Net Servicing Fee Due per $1,000 original principal balance                                             0.84628392
        Net Servicing Fee Paid                                                                                  728,569.70
        Net Servicing Fee Paid per $1,000 original principal balance                                            0.84628392
        Unpaid Net Servicing Fees                                                                                     0.00
        Unpaid Servicing Fee Paid per $1,000 original principal balance                                         0.00000000
        Cumulative Unpaid Net Servicing Fees                                                                          0.00
        Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                              0.00000000

        Owner Trustee Fee                                                                                           833.33
        Owner Trustee Fee per $1,000 original principal balance                                                 0.00096797

        Indenture Trustee Fee                                                                                         0.00
        Indenture Trustee Fee per $1,000 original principal balance                                             0.00000000

Current Period Losses
        Net Liquidation Losses                                                                                  127,556.44
        Cumulative Net Liquidation Losses                                                                       168,413.92

Current Period Liquidated or Purchased Receivables
        Principal Balance of Liquidated/Defaulted Receivables                                                   250,127.08
        Principal Balance of Repurchased Receivables                                                                  0.00
        Other Principal Reductions                                                                                  -43.63

Delinquency Information

        Delinquency Group Total Report
                          Number       Principal Balance      Percentage
        31 to 60 Days       385          6,090,141.82            0.76%
        61 to 90 Days        80          1,291,988.96            0.16%
        91 Plus Days         28            491,166.73            0.06%
        Total               493          7,873,297.51            0.98%


Repossession Information (Total Inventory)
        Number of Receivables as to which vehicles have been Repossessed                                                42
        Balance of Receivables as to which vehicles have been Repossessed                                       801,444.48

Principal and Interest Detail
        First Allocation of Principal                                                                                 0.00
        First Allocation of Principal per $1,000 original principal balance                                     0.00000000
        Second Allocation of Principal                                                                                0.00
        Second Allocation of Principal per $1,000 original principal balance                                    0.00000000
        Third Allocation of Principal                                                                           381,420.24
        Third Allocation of Principal per $1,000 original principal balance                                     0.44304589
        Regular Principal Allocation                                                                         28,230,809.02
        Regular Principal Allocation per $1,000 original principal balance                                     32.79202999
        Excess Principal Allocation                                                                             395,798.32
        Excess Principal Allocation per $1,000 original principal balance                                       0.45974702

Principal Distribution Amounts
        Principal Distribution - A-1                                                                         29,008,027.58
        Principal Distribution - A-2                                                                                  0.00
        Principal Distribution - A-3                                                                                  0.00
        Principal Distribution - A-4                                                                                  0.00
        Principal Distribution - B                                                                                    0.00
        Principal Distribution - C                                                                                    0.00
        Principal Distribution - D                                                                                    0.00

Interest Distribution Amounts
        Interest Distribution - A-1                                                                             947,245.44
        Interest Carryover Shortfall - A-1                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-1                                                                 0.00

        Interest Distribution - A-2                                                                             838,897.43
        Interest Carryover Shortfall - A-2                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-2                                                                 0.00

        Interest Distribution - A-3                                                                           1,089,371.63
        Interest Carryover Shortfall - A-3                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-3                                                                 0.00

        Interest Distribution - A-4                                                                             562,071.02
        Interest Carryover Shortfall - A-4                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-4                                                                 0.00

        Interest Distribution - B                                                                               142,622.67
        Interest Carryover Shortfall - B                                                                              0.00
        Cumulative Interest Carryover Shortfall - B                                                                   0.00

        Interest Distribution - C                                                                               104,924.62
        Interest Carryover Shortfall - C                                                                              0.00
        Cumulative Interest Carryover Shortfall - C                                                                   0.00

        Interest Distribution - D                                                                                82,947.92
        Interest Carryover Shortfall - D                                                                              0.00
        Cumulative Interest Carryover Shortfall - D                                                                   0.00

Overcollateralization Amounts
        Overcollateralization Target Amount                                                                  24,121,165.84
        Ending Overcollateralization Amount                                                                  12,700,607.34

Three-Month Annualized Net Loss Ratio
        Net Liquidation Losses                                                                                  127,556.44
        Ending Pool Balance                                                                                 804,038,861.40
        Current Monthly Net Loss Ratio                                                                             0.0159%
        Prior Monthly Net Loss Ratio                                                                               0.0049%
        Second Prior Monthly Net Loss Ratio                                                                        0.0000%
        Three-Month Annualized Net Loss Ratio                                                                      0.1246%


Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.
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